Non-Adjusting Balances Included in the Current Period	6 Months Ended
Sep. 30, 2024
Non-Adjusting Balances Included in the Current Period [Abstract]
Non-Adjusting Balances Included in the Current Period

NOTE 19 - Non-Adjusting Balances Included in the Current Period

During the six-month period ended 30 September 2024, the Company has recognized certain Balances amounting to $ 335,270 which relate to prior periods but were non-adjusting in nature under IFRS.

The impact of including these balances in the current period is as follows:

Particulars	US ($)
Increase in Revenue	379,629
Increase in Depreciation	-44,401
Decrease in Amortisation	43
Net Impact on the Profitability	335,270

These balances did not require restatement of prior period financial statements as per applicable accounting standards.

The inclusion of these balances does not affect the comparative financial statements presented for the prior periods. The management believes that their inclusion in the current period provides a more accurate reflection of the Company’s financial position and to align with IFRS.

Management has assessed the impact of these balances and concluded that they do not result in a material misstatement. However, for transparency, these amounts have been separately disclosed in this note. The Company remains committed to ensuring compliance with IFRS while providing accurate, comparable, and transparent financial information to stakeholders.